UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/18 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (36.9%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		$780,000	$709,800

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		285,000	232,788

Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	690,000	586,421

Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	200,000	165,758

Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	670,000	481,220

Australia (Government of) sr. unsec. notes Ser. 146, 1.75%, 11/21/20 (Australia)	AUD	580,000	427,817

Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	1,060,000	1,237,166

Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	620,000	754,504

Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%, 9/28/22 (Belgium)	EUR	530,000	735,451

Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	330,000	591,524

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		$150,000	146,048

Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	471,000	443,280

Canada (Government of) unsec. notes 1.50%, 3/1/20 (Canada)	CAD	400,000	305,111

Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$590,000	575,085

Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	740,000	198,555

Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	2,550,000	446,492

France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,564,408

France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	150,000	286,432

France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	60,000	97,306

France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	1,590,000	2,075,592

France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	2,001,755

France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,490,000	1,773,171

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	474,000	583,770

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	36,000	37,613

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	36,000	38,047

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	95,000	101,504

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	597,541	655,497

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	656,903	731,755

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	44,000	49,409

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	338,000	388,395

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	62,312	71,741

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)	EUR	118,000	137,024

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	630,884	739,642

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		$1,235,000	1,201,038

Ireland (Republic of) unsec. bonds 5.00%, 10/18/20 (Ireland)	EUR	380,000	497,906

Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	250,000	387,143

Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,297,315

Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	820,000	1,158,219

Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,258,924

Italy (Republic of) sr. unsec. notes 0.05%, 10/15/19 (Italy)	EUR	1,600,000	1,862,686

Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,950,000	2,585,966

Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	500,000,000	5,370,567

Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	308,000,000	3,443,463

Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,362,418

Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	4,897,977

Japan (Government of) sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	230,000,000	2,892,613

Japan (Government of) sr. unsec. unsub. notes Ser. 318, 1.00%, 9/20/21 (Japan)	JPY	1,241,000,000	11,482,593

Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	650,000,000	6,078,429

Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	172,000,000	1,548,746

Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%, 11/16/27 (Malaysia)	MYR	2,710,000	653,687

Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	290,000	537,492

Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)	EUR	1,290,000	1,661,721

New Zealand (Government of) sr. unsec. bonds Ser. 423, 5.50%, 4/15/23 (New Zealand)	NZD	360,000	281,978

Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norway)	NOK	1,760,000	232,087

Ontario (Province of) unsec. bonds 4.00%, 6/2/21 (Canada)	CAD	1,690,000	1,355,396

Ontario (Province of) unsec. notes 3.15%, 6/2/22 (Canada)	CAD	870,000	683,467

Poland (Government of) unsec. notes Ser. 0123, 2.50%, 1/25/23 (Poland)	PLN	1,980,000	544,748

Portugal (Republic of) sr. unsec. unsub. notes 2.875%, 7/21/26 (Portugal)	EUR	470,000	608,016

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$200,000	204,354

Russia (Federation of) 144A sr. unsec. notes 4.375%, 3/21/29 (Russia)		200,000	196,000

South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	11,140,000	836,296

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	633,703

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	740,000	1,173,521

Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)	EUR	890,000	1,254,163

Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	234,918

Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	150,000	179,742

Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	440,000	648,069

Spain (Kingdom of) sr. unsec. unsub. bonds 4.00%, 4/30/20 (Spain)	EUR	590,000	742,148

Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	20,000	25,630

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		$200,000	201,841

Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	270,000	43,033

Sweden (Government of) unsec. bonds Ser. 1054, 3.50%, 6/1/22 (Sweden)	SEK	6,120,000	795,194

Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	420,000	588,327

Switzerland (Government of) unsec. bonds 2.00%, 5/25/22 (Switzerland)	CHF	530,000	586,230

Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	150,000	183,048

United Kingdom Treasury unsec. bonds 4.00%, 1/22/60 (United Kingdom)	GBP	1,320,000	2,962,219

United Kingdom Treasury unsec. notes 2.75%, 9/7/24 (United Kingdom)	GBP	886,000	1,273,396

United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		$420,000	421,971

United Mexican States sr. unsec. notes Ser. M 20, 10.00%, 12/5/24 (Mexico)	MXN	12,310,000	734,103

Total foreign government and agency bonds and notes (cost $91,490,584)			$88,172,582

CORPORATE BONDS AND NOTES (29.2%)(a)
		Principal amount	Value

Basic materials (1.5%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)		$160,000	$168,641

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		153,000	156,382

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		775,000	769,887

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29		96,000	126,217

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20		10,000	10,447

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		187,000	191,673

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		408,000	407,935

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		150,000	143,847

International Paper Co. sr. unsec. notes 8.70%, 6/15/38		6,000	8,411

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		456,000	434,640

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		69,000	64,075

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		535,000	508,435

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		229,000	300,836

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		58,000	75,926

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		156,000	197,546

			3,564,898
Capital goods (0.7%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		436,000	418,235

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		94,000	91,378

Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		520,000	517,556

Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28		580,000	577,644

			1,604,813
Communication services (2.5%)

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)		235,000	219,316

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)		258,000	239,387

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28		455,000	438,495

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		484,000	528,071

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		118,000	120,049

Charter Communications Operating, LLC/Charter Communications Operating Capital C company guaranty sr. sub. bonds 5.375%, 5/1/47		178,000	171,002

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22		56,000	68,694

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		138,000	124,626

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		60,000	73,141

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		490,000	460,724

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		290,000	275,780

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		476,000	447,003

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)		336,000	322,616

Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)		192,000	184,334

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)		34,000	44,068

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		150,000	148,622

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		475,313	472,936

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		630,000	613,734

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48		54,000	51,625

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		390,000	383,175

Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		555,000	555,552

			5,942,950
Consumer cyclicals (2.8%)

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		405,000	385,656

Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47		460,000	453,439

Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		445,000	428,852

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		155,000	159,586

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		313,000	279,630

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		140,000	136,954

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23		340,000	364,522

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		212,000	204,520

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		242,000	229,680

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24		125,000	120,469

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		655,000	636,988

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		700,000	700,875

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		164,000	156,415

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		653,000	613,797

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		146,000	139,412

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		238,000	236,097

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		156,000	159,844

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		630,000	597,713

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		268,000	251,250

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		76,000	72,670

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		128,000	115,776

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27		220,000	215,050

			6,659,195
Consumer staples (1.8%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		526,000	548,927

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		635,000	604,647

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		43,558	46,250

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32		274,617	318,292

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		12,000	11,356

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		68,000	84,455

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		378,000	412,363

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		277,000	275,535

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46		655,000	582,328

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		481,000	473,184

Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28		795,000	812,193

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		185,000	175,185

			4,344,715
Energy (4.0%)

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)		79,000	75,331

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		315,000	315,945

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		680,000	652,197

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		442,000	419,900

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42		177,000	191,529

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		168,000	174,697

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		480,000	452,429

Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		132,000	147,203

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		36,000	42,297

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.999%, 1/27/28 (Brazil)		195,000	184,509

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.299%, 1/27/25 (Brazil)		68,000	64,998

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		619,000	643,760

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		175,000	197,838

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		427,000	435,006

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		395,000	408,825

Petrobras Global Finance BV 144A company guaranty sr. unsec. notes 5.299%, 1/27/25 (Brazil)		239,000	228,448

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		23,000	5,449

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		155,000	33,713

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		818,000	830,112

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		625,000	642,268

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,281,000	1,193,264

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		20,000	19,599

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		640,000	660,416

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		144,000	135,029

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		290,000	273,688

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		476,000	457,912

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		662,000	667,613

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22		124,000	123,557

			9,677,532
Financials (8.2%)

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		100,000	92,596

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		425,000	440,406

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		414,000	524,745

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		436,000	400,729

Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	390,266

Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	204,438

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		460,000	493,350

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		205,000	191,507

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		324,000	331,842

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		215,000	219,557

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		740,000	726,552

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		207,000	218,964

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		120,000	117,605

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		156,000	163,542

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		184,000	190,348

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		262,000	267,895

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		100,000	94,878

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		412,000	405,162

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		760,000	751,370

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		220,000	215,600

Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)		400,000	371,509

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		200,000	201,000

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)		850,000	841,247

Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		690,000	692,951

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)		825,000	816,515

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		66,000	64,763

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,135,000	1,120,125

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		532,000	516,856

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		9,000	10,872

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		281,000	258,879

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		118,000	114,978

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		631,000	672,812

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,840,000	1,696,864

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		303,000	357,540

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 2.91%), 5.246%, 3/15/37		172,000	168,990

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39		508,000	789,228

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	285,506

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)		155,000	157,390

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33		30,000	36,932

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		100,000	96,755

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		72,000	74,952

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		139,000	139,695

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		68,000	84,637

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		127,000	129,530

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		585,000	587,053

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		270,000	274,249

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		136,000	178,366

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		209,000	197,120

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)		300,000	306,288

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		579,000	577,513

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		465,000	465,579

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	350,013

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)		448,000	451,577

			19,529,636
Health care (1.7%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		9,000	8,779

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		253,000	256,765

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		127,000	115,462

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47		492,000	490,055

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		422,000	404,932

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48		269,000	278,764

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		806,000	812,270

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		88,000	89,320

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		310,000	294,035

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		75,000	76,125

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		144,000	137,520

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		80,000	80,892

Service Corp. International sr. unsec. notes 4.625%, 12/15/27		140,000	133,000

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		352,000	325,124

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		188,000	177,580

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		385,000	387,799

			4,068,422
Supra-Nation (1.8%)

European Investment Bank sr. unsec. unsub. bonds 5.625%, 6/7/32 (Supra-Nation)	GBP	1,900,000	3,629,263

European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	644,124

			4,273,387
Technology (2.1%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		495,000	445,832

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		133,000	133,355

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		627,000	588,018

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		117,000	144,028

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		594,000	624,244

Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		365,000	365,743

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		253,000	312,275

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23		615,000	616,165

salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		930,000	933,320

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		275,000	259,401

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		605,000	594,791

			5,017,172
Transportation (0.2%)

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		23,881	25,133

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		287,000	268,276

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22		125,516	132,091

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22		23,643	24,731

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		141,453	139,982

			590,213
Utilities and power (1.9%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		270,000	272,700

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		33,000	32,736

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		84,000	104,836

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		210,000	199,057

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		164,000	165,647

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		653,000	679,120

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		110,000	104,100

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		830,000	920,478

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)		155,000	195,257

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		175,000	168,873

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		250,000	253,300

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		32,000	31,062

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		320,000	299,600

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19		530,000	551,842

WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.455%, 5/15/67		664,000	650,720

			4,629,328

Total corporate bonds and notes (cost $70,263,958)			$69,902,261

MORTGAGE-BACKED SECURITIES (24.0%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (8.5%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.764%, 10/25/27 (Bermuda)		$559,770	$560,119

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.457%, 4/15/37		11,549	15,428
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.201%, 11/15/35		38,978	49,401
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.439%, 12/15/36		22,377	27,690
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.645%, 3/15/35		56,407	68,391
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.651%, 6/15/34		29,351	32,158
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.814%, 10/25/24		421,559	467,989
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.664%, 12/25/27		230,113	234,787
IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.628%, 7/15/40		1,499,924	183,452
Ser. 3707, Class PI, IO, 4.50%, 7/15/25		106,557	5,809
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.014%, 5/25/25		200,827	206,108
Ser. 4355, Class DI, IO, 4.00%, 3/15/44		1,570,311	287,031
Ser. 4193, Class PI, IO, 4.00%, 3/15/43		1,097,456	169,620
Ser. 4369, Class IA, IO, 3.50%, 7/15/44		1,595,880	315,141
Ser. 4141, Class PI, IO, 3.00%, 12/15/42		2,137,208	238,619
Ser. 4165, Class TI, IO, 3.00%, 12/15/42		5,217,049	512,377
Ser. 4206, Class IP, IO, 3.00%, 12/15/41		1,807,968	167,411
Ser. 3300, PO, zero %, 2/15/37		2,852	2,388
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		1,629	1,148

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.00%, 3/25/36		30,110	42,651
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.633%, 6/25/37		31,738	40,771
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.059%, 8/25/35		22,661	26,281
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.064%, 9/25/28		340,000	401,374
Ser. 15-28, IO, 5.50%, 5/25/45		2,203,271	489,875
IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%), 5.136%, 10/25/42		1,714,117	328,996
Ser. 17-113, IO, 5.00%, 1/25/38		1,362,210	219,599
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.964%, 7/25/24		316,082	337,418
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.664%, 5/25/24		562,000	596,935
IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.386%, 5/25/40		329,997	52,756
IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.936%, 9/25/42		1,794,091	247,484
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42		1,210,172	156,996
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.414%, 1/25/29		133,206	133,667
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43		1,177,492	138,060
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		2,609,135	200,830
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42		2,581,243	209,803
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		3,025,902	172,628
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40		2,241,071	230,505
Ser. 07-64, Class LO, PO, zero %, 7/25/37		2,819	2,484

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40		1,369,473	323,538
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48		1,087,964	243,432
Ser. 14-76, IO, 5.00%, 5/20/44		702,594	166,977
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44		1,424,228	298,573
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		234,960	52,859
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		480,938	109,019
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		152,133	35,026
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45		1,789,836	380,518
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43		1,379,222	291,361
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42		2,383,012	488,942
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		564,472	81,431
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		1,148,156	246,831
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		819,375	179,378
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38		161,383	6,589
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.378%, 12/16/40		1,048,525	166,286
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.064%, 3/20/43		2,155,360	222,756
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46		1,587,347	309,168
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45		3,172,976	534,583
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45		1,412,418	266,213
Ser. 15-40, IO, 4.00%, 3/20/45		1,305,616	272,148
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44		1,735,467	317,828
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42		493,557	86,147
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45		2,835,014	406,603
Ser. 13-5, Class BI, IO, 3.50%, 1/20/43		1,556,267	309,308
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		810,374	136,532
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42		1,379,070	282,959
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41		1,283,370	168,872
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40		911,707	50,326
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		1,575,622	129,543
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38		1,065,762	122,962
Ser. 16-H16, Class EI, IO, 3.197%, 6/20/66(WAC)		3,722,522	429,951
Ser. 17-H02, Class BI, IO, 2.36%, 1/20/67(WAC)		3,682,275	479,064
Ser. 17-H04, Class BI, IO, 2.316%, 2/20/67(WAC)		3,405,493	485,283
Ser. 17-H19, Class MI, IO, 2.031%, 4/20/67(WAC)		2,291,019	270,340
Ser. 17-H11, Class NI, IO, 1.956%, 5/20/67(WAC)		3,873,499	419,392
Ser. 16-H20, Class NI, IO, 1.909%, 9/20/66(WAC)		2,151,724	236,690
Ser. 16-H23, Class NI, IO, 1.864%, 10/20/66(WAC)		4,568,334	558,250
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65(WAC)		2,965,961	264,267
Ser. 15-H09, Class AI, IO, 1.68%, 4/20/65(WAC)		5,756,152	500,014
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)		3,011,730	237,324
Ser. 16-H13, Class EI, IO, 1.581%, 4/20/66		2,839,912	312,390
Ser. 14-H12, Class BI, IO, 1.551%, 5/20/64(WAC)		3,856,405	300,707
Ser. 16-H25, Class GI, IO, 1.497%, 11/20/66(WAC)		4,233,004	226,546
Ser. 15-H03, Class DI, IO, 1.386%, 1/20/65(WAC)		4,825,442	433,325
Ser. 15-H26, Class DI, IO, 1.383%, 10/20/65(WAC)		2,566,845	260,522
Ser. 16-H07, Class HI, IO, 1.263%, 2/20/66(WAC)		3,726,512	335,457
Ser. 16-H01, Class AI, IO, 1.236%, 1/20/66(WAC)		2,283,645	199,819
Ser. 14-H21, Class AI, IO, 1.133%, 10/20/64(WAC)		2,940,545	251,167

			20,461,396
Commercial mortgage-backed securities (9.7%)

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.052%, 7/10/42(WAC)		21,225	—
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)		1,082,150	11

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23	CAD	1,184,733	—
Ser. 07-CD1A, IO, zero %, 3/25/21	CAD	233,246	—

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39(WAC)		$557,960	362,786
FRB Ser. 06-PW11, Class C, 5.27%, 3/11/39 (In default)(NON)(WAC)		403,000	40,381
FRB Ser. 06-PW14, Class X1, IO, 0.322%, 12/11/38(WAC)		151,387	2,225

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)		312,285	12

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.755%, 12/15/47(WAC)		1,053,000	1,018,690

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47		490,000	496,335

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.485%, 10/15/49(WAC)		3,823,817	38

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.82%, 5/15/46(WAC)		130,971	132,647

COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.738%, 5/10/47(WAC)		478,000	477,173
FRB Ser. 14-CR18, Class C, 4.732%, 7/15/47(WAC)		393,000	394,146
FRB Ser. 14-UBS6, Class C, 4.464%, 12/10/47(WAC)		243,000	235,242
Ser. 12-CR2, Class AM, 3.791%, 8/15/45		356,000	360,733
FRB Ser. 12-CR1, Class XA, IO, 1.872%, 5/15/45(WAC)		2,647,661	153,542
FRB Ser. 14-UBS6, Class XA, IO, 0.964%, 12/10/47(WAC)		9,932,508	416,172
FRB Ser. 15-LC21, Class XA, IO, 0.833%, 7/10/48(WAC)		10,278,907	371,004

COMM Mortgage Trust 144A Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		489,000	332,467

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.04%, 1/15/49(WAC)		915,305	9

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.014%, 5/15/38(WAC)		39,876	—

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4, Class AX, IO, 0.677%, 9/15/39(WAC)		67,246	1

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.297%, 4/15/50(WAC)		641,000	632,187

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.362%, 12/15/49(WAC)		808,000	788,556

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)		1,197,000	1,238,046

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.238%, 12/10/49(WAC)		8,821,514	14,306

GS Mortgage Securities Trust FRB Ser. 13-GC10, Class XA, IO, 1.544%, 2/10/46(WAC)		8,418,852	518,601

GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)		257,000	263,370
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)		360,000	347,000
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)		650,000	499,205

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.568%, 8/15/46(WAC)		211,000	209,493
FRB Ser. 14-C22, Class C, 4.558%, 9/15/47(WAC)		310,000	301,277
FRB Ser. 15-C33, Class XA, IO, 1.016%, 12/15/48(WAC)		3,867,295	220,436
FRB Ser. 14-C22, Class XA, IO, 0.892%, 9/15/47(WAC)		10,742,299	448,141
FRB Ser. 13-C12, Class XA, IO, 0.557%, 7/15/45(WAC)		25,304,042	475,109

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45		239,000	241,889
Ser. 13-C10, Class AS, 3.372%, 12/15/47		133,000	129,271
Ser. 13-LC11, Class AS, 3.216%, 4/15/46		267,000	260,339
FRB Ser. 13-LC11, Class XA, IO, 1.283%, 4/15/46(WAC)		4,450,914	236,344
FRB Ser. 13-C16, Class XA, IO, 1.057%, 12/15/46(WAC)		10,492,719	388,893
FRB Ser. 06-CB17, Class X, IO, 0.634%, 12/12/43(WAC)		768,212	10,303
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)		2,478,016	3,655
FRB Ser. 07-LDPX, Class X, IO, 0.151%, 1/15/49(WAC)		2,366,336	7,792

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.141%, 5/15/45(WAC)		1,313,000	1,157,516
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45(WAC)		1,260,000	1,210,738
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)		251,000	251,273
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)		431,766	4

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.153%, 2/15/40(WAC)		54,355	5

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.457%, 9/15/39(WAC)		2,851,574	20,273
FRB Ser. 07-C2, Class XCL, IO, 0.153%, 2/15/40(WAC)		348,369	33

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.096%, 4/20/48(WAC)		373,000	323,816

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.818%, 12/15/49(WAC)		32,566	15

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)		495,000	476,229
FRB Ser. 14-C17, Class C, 4.457%, 8/15/47(WAC)		709,000	690,338
Ser. 12-C5, Class AS, 3.792%, 8/15/45		850,000	851,096

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.574%, 11/15/45(WAC)		278,000	278,738

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		176,388	44,132

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)		56,349	55,904
FRB Ser. 11-C3, Class D, 5.155%, 7/15/49(WAC)		185,000	186,814
FRB Ser. 05-HQ5, Class X1, IO, 0.014%, 1/14/42(WAC)		1,227,755	15,715

UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.075%, 12/15/50(WAC)		3,898,613	285,998

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.645%, 12/10/45(WAC)		2,630,227	145,153

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.267%, 10/15/44(WAC)		243,223	241,310
FRB Ser. 07-C34, IO, 0.156%, 5/15/46(WAC)		343,578	163

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.288%, 7/15/46(WAC)		363,000	345,663
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49		418,000	389,676
FRB Ser. 16-LC25, Class XA, IO, 1.076%, 12/15/59(WAC)		3,147,202	182,864

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)		206,000	204,418
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)		799,000	820,589
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)		507,000	514,808
Ser. 13-C11, Class AS, 3.311%, 3/15/45		153,000	151,948
FRB Ser. 13-C14, Class XA, IO, 0.743%, 6/15/46(WAC)		13,176,975	417,710

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.67%, 11/15/44(WAC)		183,000	191,378
FRB Ser. 11-C5, Class E, 5.67%, 11/15/44(WAC)		453,000	449,469
FRB Ser. 11-C2, Class D, 5.651%, 2/15/44(WAC)		447,000	442,482
Ser. 11-C4, Class E, 5.232%, 6/15/44(WAC)		274,000	256,557
FRB Ser. 12-C10, Class D, 4.444%, 12/15/45(WAC)		298,000	255,814
FRB Ser. 12-C10, Class XA, IO, 1.572%, 12/15/45(WAC)		3,907,504	213,756

			23,100,222
Residential mortgage-backed securities (non-agency) (5.8%)

BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.30%), 2.364%, 9/25/45		269,021	258,529

Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.304%, 6/25/36		180,000	169,200

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.849%, 5/25/35(WAC)		480,531	492,042

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.614%, 8/25/46		278,797	242,980
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.594%, 6/25/46		624,918	563,245
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.254%, 8/25/46		572,975	482,497

Federal Home Loan Mortgage Corporation FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.064%, 12/25/28		827,000	969,894

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.964%, 10/25/28		166,780	194,121
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.764%, 4/25/28		263,160	306,508
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.614%, 4/25/28		1,370,034	1,553,892
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.364%, 10/25/28		566,000	668,697
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.064%, 7/25/25		130,100	144,720
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.364%, 2/25/25		338,297	372,972
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.064%, 5/25/25		255,653	280,751

MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 4.199%, 11/21/34(WAC)		400,548	409,059

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.545%, 2/25/35(WAC)		210,270	214,512

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.917%, 8/26/47(WAC)		170,000	163,309

Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 2.584%, 3/25/34		226,885	224,696

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.964%, 11/25/34		1,120,805	1,119,607

Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.914%, 5/25/47		434,138	365,392
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.244%, 1/25/37		272,238	260,688

Vericrest Opportunity Loan Transferor LVI, LLC 144A Ser. 17-NPL3, Class A1, 3.50%, 3/25/47		199,729	198,855

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.389%, 9/25/35(WAC)		285,704	286,251
FRB Ser. 05-AR12, Class 1A8, 3.306%, 10/25/35(WAC)		820,639	819,459
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.024%, 7/25/45		588,670	585,433
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%), 2.844%, 1/25/45		308,028	294,167
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.554%, 10/25/45		1,059,651	1,070,644
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 2.434%, 1/25/45		497,947	495,407
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.414%, 12/25/45		222,734	215,382

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.184%, 4/25/36(WAC)		243,804	245,023
FRB Ser. 06-AR2, Class 1A1, 3.898%, 3/25/36(WAC)		249,434	250,058

			13,917,990

Total mortgage-backed securities (cost $57,872,445)			$57,479,608

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.3%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.7%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 8/1/48		$3,000,000	$3,114,844
4.00%, TBA, 8/1/48		2,000,000	2,044,531
3.50%, TBA, 9/1/48		1,000,000	999,375
3.50%, TBA, 8/1/48		1,000,000	1,000,469
3.50%, with due dates from 11/20/47 to 1/20/48		1,978,426	1,983,435
3.00%, TBA, 8/1/48		2,000,000	1,949,844

			11,092,498
U.S. Government Agency Mortgage Obligations (1.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 4/1/30(i)		178,682	177,715

Federal National Mortgage Association Pass-Through Certificates 2.50%, TBA, 8/1/48		4,000,000	3,729,062

			3,906,777

Total U.S. government and agency mortgage obligations (cost $15,089,766)			$14,999,275

ASSET-BACKED SECURITIES (1.4%)(a)
		Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.864%, 11/25/50		$329,000	$329,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.969%, 4/24/19		1,271,000	1,271,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.769%, 7/24/19		1,000,000	1,000,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), zero %, 9/24/19		831,000	831,000

Total asset-backed securities (cost $3,431,000)			$3,431,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.1%)(a)

Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$30,992,500	$343,397

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		13,946,600	126,635

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		13,946,600	29,427

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		30,992,500	31

Barclays Bank PLC

(3.02)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.02		17,345,200	95,572

2.845/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.845		17,345,200	11,968

(3.255)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.255		7,516,700	5,111

2.655/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.655		7,516,700	1,052

Citibank, N.A.

(3.00)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.00		17,345,200	87,593

(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031		1,384,300	65,297

2.86/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.86		17,345,200	4,336

2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		12,397,000	12

2.826/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.826		8,672,600	9

Credit Suisse International

3.056/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		15,380,600	24,301

(3.056)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		15,380,600	22,456

(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		15,380,600	21,687

2.895/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		15,380,600	13,074

2.8475/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.8475		9,199,400	3,220

Goldman Sachs International

1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	1,530,000	32,633

(3.005)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		$24,531,700	29,683

(3.04375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		24,531,700	25,513

1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	3,931,000	20,948

(2.70)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		$24,531,700	13,983

3.04375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		24,531,700	13,247

(2.73375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		24,531,700	11,775

3.005/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		24,531,700	8,341

2.73375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		24,531,700	7,114

2.70/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		24,531,700	4,170

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		2,603,400	1,015

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		11,281,300	11

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		30,992,500	347,119

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		13,946,600	127,890

1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	3,889,000	126,742

1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	1,551,000	115,131

(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$1,593,600	109,321

(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	106,947

2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	71,361

2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	69,688

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		13,946,600	29,009

(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		18,456,700	26,024

0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	10,624,000	1,534

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$30,992,500	31

Morgan Stanley & Co. International PLC

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	165,190

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	165,174

(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		24,531,700	72,614

(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875		12,265,800	35,571

2.89/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.89		11,563,500	30,528

2.745/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.745		8,647,000	2,248

Total purchased swap options outstanding (cost $2,895,503)				$2,625,733

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$100,000	$140,031

North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	95,000	134,186

OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	115,000	130,928

Total municipal bonds and notes (cost $310,591)		$405,145

PURCHASED OPTIONS OUTSTANDING (—%)(a)

Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

HSBC Bank USA, National Association

EUR/SEK (Put)	Aug-18/SEK 10.00	$4,772,936	EUR	4,081,700	$19

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Aug-18/$101.69	5,000,000		$5,000,000	4,450

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.84	5,000,000		5,000,000	13,600

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.68	5,000,000		5,000,000	10,645

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.52	5,000,000		5,000,000	8,240

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Aug-18/99.41	17,000,000		17,000,000	7,242

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Aug-18/96.78	19,000,000		19,000,000	9,671

Total purchased options outstanding (cost $269,970)					$53,867

SHORT-TERM INVESTMENTS (7.4%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 2.05%(AFF)	Shares	11,053,695	$11,053,695

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(P)	Shares	230,000	230,000

U.S. Treasury Bills 1.932%, 9/13/18(SEG)(SEGSF)(SEGCCS)		$3,208,000	3,200,787

U.S. Treasury Bills 1.921%, 9/6/18(SEG)(SEGCCS)		441,000	440,167

U.S. Treasury Bills 1.876%, 8/9/18(SEG)(SEGSF)(SEGCCS)		424,000	423,825

U.S. Treasury Bills 1.849%, 8/2/18(SEG)(SEGSF)		2,289,000	2,288,886

Total short-term investments (cost $17,637,309)			$17,637,360

TOTAL INVESTMENTS

Total investments (cost $259,261,126)			$254,706,831

FORWARD CURRENCY CONTRACTS at 7/31/18 (aggregate face value $108,008,557) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$413,881	$399,699	$14,182
	British Pound	Sell	9/19/18	3,249,239	3,297,509	48,270
	Canadian Dollar	Buy	10/17/18	648,823	638,950	9,873
	Czech Koruna	Buy	9/19/18	257,031	255,452	1,579
	Euro	Buy	9/19/18	2,646,065	2,649,602	(3,537)
	Japanese Yen	Sell	8/16/18	5,490	10,491	5,001
	New Taiwan Dollar	Buy	8/16/18	590,780	599,725	(8,945)
	New Taiwan Dollar	Sell	8/16/18	590,780	607,426	16,646
	New Zealand Dollar	Sell	10/17/18	931,084	921,436	(9,648)
	Norwegian Krone	Buy	9/19/18	1,477,397	1,478,071	(674)
	Russian Ruble	Buy	9/19/18	245,353	244,591	762
	Swedish Krona	Sell	9/19/18	618,250	614,039	(4,211)
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	1,389,835	1,369,033	20,802
	British Pound	Buy	9/19/18	3,039,602	3,091,897	(52,295)
	Euro	Buy	9/19/18	301,113	301,146	(33)
	Hong Kong Dollar	Sell	8/16/18	85,964	86,000	36
	Japanese Yen	Sell	8/16/18	622,151	622,939	788
	Norwegian Krone	Buy	9/19/18	596,913	599,230	(2,317)
	Swedish Krona	Sell	9/19/18	1,294,689	1,297,785	3,096
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	1,244,095	1,225,174	18,921
	British Pound	Sell	9/19/18	547,765	546,832	(933)
	Canadian Dollar	Buy	10/17/18	4,542	4,489	53
	Danish Krone	Sell	9/19/18	196,065	196,881	816
	Euro	Sell	9/19/18	1,859,251	1,866,390	7,139
	Japanese Yen	Sell	8/16/18	668,243	667,236	(1,007)
	New Zealand Dollar	Buy	10/17/18	21,403	21,331	72
	Norwegian Krone	Buy	9/19/18	311,133	311,468	(335)
	Swedish Krona	Sell	9/19/18	1,332,287	1,348,650	16,363
	Thai Baht	Buy	8/16/18	423,693	445,807	(22,114)
Credit Suisse International
	Australian Dollar	Buy	10/17/18	2,150,264	2,110,571	39,693
	British Pound	Buy	9/19/18	1,214,946	1,223,068	(8,122)
	Canadian Dollar	Sell	10/17/18	5,773	1	(5,772)
	Euro	Sell	9/19/18	1,515,775	1,520,240	4,465
	Japanese Yen	Buy	8/16/18	188,470	189,800	(1,330)
	Japanese Yen	Sell	8/16/18	188,470	193,114	4,644
	New Zealand Dollar	Buy	10/17/18	591,163	592,092	(929)
	Swedish Krona	Sell	9/19/18	912,019	913,589	1,570
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	1,144,063	1,130,633	13,430
	Brazilian Real	Sell	10/2/18	68,191	68,022	(169)
	British Pound	Sell	9/19/18	235,940	238,392	2,452
	Canadian Dollar	Sell	10/17/18	154	891	737
	Chinese Yuan (Offshore)	Buy	8/16/18	567,584	609,117	(41,533)
	Chinese Yuan (Offshore)	Sell	8/16/18	567,584	593,834	26,250
	Euro	Buy	9/19/18	698,686	710,314	(11,628)
	Japanese Yen	Sell	8/16/18	5,071,314	5,193,925	122,611
	New Taiwan Dollar	Buy	8/16/18	590,784	600,126	(9,342)
	New Taiwan Dollar	Sell	8/16/18	590,784	602,120	11,336
	New Zealand Dollar	Sell	10/17/18	1,236,583	1,215,591	(20,992)
	Norwegian Krone	Buy	9/19/18	6,229,772	6,250,708	(20,936)
	South African Rand	Sell	10/17/18	804,338	769,298	(35,040)
	Swedish Krona	Buy	9/19/18	2,163,028	2,127,371	35,657
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	903,493	889,319	14,174
	British Pound	Buy	9/19/18	597,741	608,835	(11,094)
	Canadian Dollar	Sell	10/17/18	600,944	595,691	(5,253)
	Chinese Yuan (Offshore)	Buy	8/16/18	567,584	608,715	(41,131)
	Chinese Yuan (Offshore)	Sell	8/16/18	567,584	593,624	26,040
	Euro	Buy	9/19/18	668,645	670,794	(2,149)
	Japanese Yen	Buy	8/16/18	591,648	608,250	(16,602)
	Japanese Yen	Sell	8/16/18	591,648	600,746	9,098
	Mexican Peso	Sell	10/17/18	166,479	157,635	(8,844)
	New Zealand Dollar	Sell	10/17/18	1,090,036	1,078,506	(11,530)
	Swedish Krona	Sell	9/19/18	587,331	588,576	1,245
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/17/18	1,268,323	1,246,545	21,778
	British Pound	Buy	9/19/18	304,065	308,025	(3,960)
	Canadian Dollar	Sell	10/17/18	10,238	10,152	(86)
	Euro	Buy	9/19/18	5,534,687	5,553,695	(19,008)
	Japanese Yen	Sell	8/16/18	4,049,083	4,134,128	85,045
	New Zealand Dollar	Sell	10/17/18	118,669	113,610	(5,059)
	Norwegian Krone	Buy	9/19/18	1,397,741	1,399,559	(1,818)
	Russian Ruble	Buy	9/19/18	6,703	9,780	(3,077)
	Singapore Dollar	Buy	8/16/18	264,489	270,262	(5,773)
	South Korean Won	Buy	8/16/18	2,292,984	2,385,532	(92,548)
	Swedish Krona	Sell	9/19/18	2,534,227	2,536,222	1,995
	Swiss Franc	Sell	9/19/18	373,231	376,172	2,941
NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	893,757	888,274	5,483
	Canadian Dollar	Sell	10/17/18	608,334	599,958	(8,376)
	Euro	Sell	9/19/18	743,747	741,564	(2,183)
	Japanese Yen	Buy	8/16/18	588,193	596,727	(8,534)
	Japanese Yen	Sell	8/16/18	588,193	592,274	4,081
	Norwegian Krone	Sell	9/19/18	596,717	595,078	(1,639)
	Swedish Krona	Sell	9/19/18	1,227,839	1,244,340	16,501
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	852,659	846,966	5,693
	British Pound	Buy	9/19/18	611,945	623,794	(11,849)
	Canadian Dollar	Sell	10/17/18	13,856	6,075	(7,781)
	Euro	Sell	9/19/18	4,771,577	4,770,167	(1,410)
	Hungarian Forint	Buy	9/19/18	238,861	239,762	(901)
	Israeli Shekel	Buy	10/17/18	149,050	150,358	(1,308)
	Japanese Yen	Sell	8/16/18	1,293,458	1,294,298	840
	New Zealand Dollar	Sell	10/17/18	576,099	571,861	(4,238)
	Norwegian Krone	Buy	9/19/18	2,094,110	2,099,526	(5,416)
	Polish Zloty	Sell	9/19/18	44,000	43,662	(338)
	Swedish Krona	Sell	9/19/18	2,504,254	2,523,414	19,160
UBS AG
	Australian Dollar	Buy	10/17/18	1,532,749	1,510,695	22,054
	British Pound	Sell	9/19/18	597,215	596,835	(380)
	Canadian Dollar	Sell	10/17/18	154	118	(36)
	Euro	Buy	9/19/18	3,431,118	3,447,242	(16,124)
	Japanese Yen	Buy	8/16/18	589,726	590,658	(932)
	New Zealand Dollar	Sell	10/17/18	1,125,480	1,109,863	(15,617)
	Norwegian Krone	Buy	9/19/18	1,511,298	1,511,767	(469)
	Swedish Krona	Sell	9/19/18	812,719	826,899	14,180
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	1,489,570	1,471,990	17,580
	Euro	Sell	9/19/18	597,885	597,923	38

Unrealized appreciation						695,170

Unrealized (depreciation)						(577,305)

Total						$117,865
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Canadian Government Bond 10 yr (Long)	5	$518,007	$518,007	Sep-18	$5,519
Euro-Bobl 5 yr (Long)	7	1,077,287	1,077,287	Sep-18	(1,166)
Euro-BTP Italian Government Bond (Long)	12	1,786,299	1,786,299	Sep-18	14,699
Euro-Bund 10 yr (Short)	35	6,613,025	6,613,025	Sep-18	(7,469)
Euro-Buxl 30 yr (Long)	5	1,026,689	1,026,689	Sep-18	3,260
Euro-OAT 10 yr (Short)	3	539,293	539,292	Sep-18	(1,938)
Euro-Schatz 2 yr (Short)	16	2,093,698	2,093,698	Sep-18	2,385
Japanese Government Bond 10 yr (Short)	10	13,476,725	13,476,725	Sep-18	(1,828)
U.K. Gilt 10 yr (Long)	1	161,024	161,024	Sep-18	(947)
U.S. Treasury Bond 30 yr (Long)	17	2,430,469	2,430,469	Sep-18	15,904
U.S. Treasury Bond Ultra 30 yr (Long)	16	2,510,500	2,510,500	Sep-18	21,467
U.S. Treasury Note 2 yr (Long)	61	12,893,875	12,893,875	Sep-18	(20,028)
U.S. Treasury Note 5 yr (Long)	103	11,651,875	11,651,875	Sep-18	(3,425)
U.S. Treasury Note 10 yr (Long)	50	5,971,094	5,971,094	Sep-18	7,322
U.S. Treasury Note 10 yr (Short)	112	13,375,250	13,375,250	Sep-18	(15,966)
U.S. Treasury Note Ultra 10 yr (Long)	32	4,067,500	4,067,500	Sep-18	12,764

Unrealized appreciation					83,320

Unrealized (depreciation)					(52,767)

Total					$30,553

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/18 (premiums $2,736,147) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$13,946,600	$14
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		30,992,500	4,029
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		13,946,600	97,208
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		30,992,500	347,426
Barclays Bank PLC

(2.9325)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325		8,672,600	15,784
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		11,073,000	61,012
2.9325/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325		8,672,600	92,190
Citibank, N.A.

(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325		12,397,000	12
3.126/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.126		8,672,600	1,388
(2.93)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93		8,672,600	6,938
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09		6,152,200	60,968
2.93/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93		8,672,600	83,777
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		11,073,000	84,930
Credit Suisse International

3.3575/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.3575		9,199,400	276
(2.973)/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		15,380,600	36,606
2.973/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		15,380,600	43,527
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		24,794,000	496
(2.85)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		24,531,700	11,285
(2.8875)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		24,531,700	18,889
2.8875/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		24,531,700	36,062
2.85/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		24,531,700	42,685
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	4,250,000	65,657
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	2,124,800	156,010
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	2,124,800	167,191
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$13,946,600	14
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		30,992,500	4,029
3.055/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.055		18,456,700	4,430
2.975/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.975		18,456,700	12,181
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	2,337,300	37,274
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$13,946,600	98,742
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		24,794,000	148,516
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	4,250,000	229,304
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$30,992,500	351,144
Morgan Stanley & Co. International PLC

3.255/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.255		8,647,000	4,151
3.24/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.24		5,781,700	10,234
(2.99)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.99		5,781,700	30,354
2.75/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.75		12,265,800	38,024
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		1,590,200	140,844
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		1,590,200	141,003

Total				$2,684,604

WRITTEN OPTIONS OUTSTANDING at 7/31/18 (premiums $261,094) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-18/$96.78	$19,000,000	$19,000,000	$82,384
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Aug-18/99.41	17,000,000	17,000,000	59,024
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.27	5,000,000	5,000,000	5,285
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.11	5,000,000	5,000,000	4,000
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.95	5,000,000	5,000,000	3,005
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.70	5,000,000	5,000,000	1,825
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.54	5,000,000	5,000,000	1,325
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.38	5,000,000	5,000,000	950
Federal National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Aug-18/101.69	5,000,000	5,000,000	9,135

Total				$166,933

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$3,099,300	$(61,986)	$62,699
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	3,099,300	(121,183)	16,240
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,859,600	(65,551)	(335)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,859,600	(199,535)	(576)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	3,099,300	(121,183)	(41,190)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	3,099,300	(61,986)	(56,407)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,859,600	(65,551)	(59,898)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,859,600	(199,535)	(64,565)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	149,066
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	3,099,300	119,168	104,725
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	26,555
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	3,099,300	119,168	(71,005)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	3,099,300	(61,986)	62,451
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,941)	8,089
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,941)	(24,193)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	3,099,300	(61,986)	(56,376)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	3,099,300	(121,183)	15,682
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	377,000	(48,539)	7,216
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	377,000	(6,993)	6,729
2.96/3 month USD-LIBOR-BBA/Sep-28 (Purchased)	Sep-18/2.96	11,563,500	(33,823)	578
(3.12)/3 month USD-LIBOR-BBA/Sep-28 (Purchased)	Sep-18/3.12	11,563,500	(33,881)	(2,197)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	377,000	(6,993)	(5,327)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	377,000	(48,539)	(13,768)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	3,099,300	(121,183)	(40,880)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	3,099,300	119,323	104,663
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	377,000	30,160	20,234
3.04/3 month USD-LIBOR-BBA/Sep-28 (Written)	Sep-18/3.04	5,781,700	32,522	809
(3.04)/3 month USD-LIBOR-BBA/Sep-28 (Written)	Sep-18/3.04	5,781,700	32,522	(752)
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	377,000	30,160	(12,422)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	3,099,300	118,703	(69,858)
Goldman Sachs International

(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	628,600	(22,315)	16,042
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	628,600	(16,029)	10,271
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	628,600	(50,382)	5,569
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	628,600	(43,562)	4,281
(3.1025)/3 month USD-LIBOR-BBA/Aug-28 (Purchased)	Aug-18/3.1025	17,345,200	(43,363)	3,296
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	1,231
2.9475/3 month USD-LIBOR-BBA/Aug-28 (Purchased)	Aug-18/2.9475	17,345,200	(43,363)	(3,122)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	628,600	(50,382)	(9,536)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	628,600	(57,203)	(9,555)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	(9,982)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	628,600	(22,315)	(16,538)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	628,600	(30,173)	(19,971)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	628,600	51,608	31,757
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	628,600	37,622	26,301
(3.025)/3 month USD-LIBOR-BBA/Aug-28 (Written)	Aug-18/3.025	8,672,600	43,363	1,995
3.025/3 month USD-LIBOR-BBA/Aug-28 (Written)	Aug-18/3.025	8,672,600	43,363	(4,596)
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	628,600	26,527	(12,679)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	628,600	37,622	(21,046)
JPMorgan Chase Bank N.A.

(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	628,600	(38,973)	9,599
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	377,000	(40,452)	6,816
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	377,000	(5,014)	5,742
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	628,600	(65,374)	88
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	628,600	(36,333)	(2,678)
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	628,600	(7,543)	(4,029)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	377,000	(9,237)	(6,801)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	377,000	(58,284)	(16,950)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,647)	(31,892)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,647)	(103,208)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	146,778
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	48,647
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	377,000	41,508	26,571
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	628,600	10,372	3,646
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	628,600	68,517	(8,247)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	377,000	21,150	(10,043)
Morgan Stanley & Co. International PLC

(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	377,000	(9,425)	7,080
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	377,000	(57,756)	6,254
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	377,000	(4,939)	(3,766)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	377,000	(40,565)	(10,812)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	377,000	20,961	14,164
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	377,000	41,319	(12,592)

Unrealized appreciation				961,864

Unrealized (depreciation)				(837,792)

Total				$124,072

TBA SALE COMMITMENTS OUTSTANDING at 7/31/18 (proceeds receivable $4,122,422) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 8/1/48	$3,000,000	8/13/18	$3,111,797
Government National Mortgage Association, 3.50%, 8/1/48	1,000,000	8/21/18	1,000,469

Total			$4,112,266

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Swap counterparty/Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

Goldman Sachs International
KRW	6,086,000,000	$72,739	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	1.67% — Quarterly	$(72,586)

JPMorgan Chase Bank N.A.
MYR	1,865,000	2,097	—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	(2,246)
THB	42,200,000	4,693	—	11/16/21	6 month THB-SIBOR-THFX6M — Semiannually	2.07% — Semiannually	6,816

Upfront premium received			—		Unrealized appreciation		6,816

Upfront premium (paid)			—		Unrealized (depreciation)		(74,832)

		Total	$—			Total	$(68,016)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$2,191,000	$29,381	(E)	$(16)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$(29,397)
		12,397,000	46,972		(8,973)	7/18/20	3 month USD-LIBOR-BBA — Semiannually	2.68% — Quarterly	37,248
		10,411,500	89,674		(98)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	(13,166)
		1,873,000	2,386	(E)	(21)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	2,365
		17,894,200	47,849	(E)	(22,435)	6/7/20	3 month USD-LIBOR-BBA — Semiannually	2.79375% — Quarterly	25,414
		17,894,200	28,881	(E)	15,143	6/7/20	3 month USD-LIBOR-BBA — Quarterly	2.90375% — Semiannually	(13,739)
		2,188,000	2,733	(E)	(25)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	(2,757)
		70,403,300	722,267		(161,702)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	531,011
		24,531,700	101,537		48,971	7/5/20	3 month USD-LIBOR-BBA — Quarterly	2.655% — Semiannually	(48,529)
		17,108,000	4,807		(41)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	103,580
		42,770,000	11,676		(104)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	259,383
		8,554,000	3,593		(21)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	(905)
		8,647,000	97,460		55,976	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.899% — Semiannually	(38,258)
		3,006,700	22,589		17,775	7/5/28	3 month USD-LIBOR-BBA — Semiannually	2.9425% — Quarterly	39,245
		17,294,000	126,229		(52,544)	7/11/28	3 month USD-LIBOR-BBA — Quarterly	2.945% — Semiannually	(174,015)
		8,647,000	752		50,903	7/11/28	3 month USD-LIBOR-BBA — Semiannually	3.03% — Quarterly	47,363
		17,345,200	96,786		(53,133)	7/17/28	3 month USD-LIBOR-BBA — Quarterly	2.965% — Semiannually	(146,802)
		8,672,600	15,758		50,331	7/17/28	3 month USD-LIBOR-BBA — Semiannually	3.05% — Quarterly	32,727
		26,979,000	56,656	(E)	(28,506)	9/19/23	3 month USD-LIBOR-BBA — Semiannually	2.95% — Quarterly	28,150
		9,447,000	34,312	(E)	(33,784)	9/19/28	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	(68,097)
		63,888,100	75,707	(E)	20,686	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	96,394
		4,709,000	42,546	(E)	55,022	9/19/48	3.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	97,568
		11,104,800	49,094	(E)	11,032	9/19/23	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	(38,063)
		40,502,700	323,293	(E)	(51,623)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	271,670
		1,499,000	7,447		(20)	6/26/28	3 month USD-LIBOR-BBA — Semiannually	2.9715% — Quarterly	6,603
		3,729,200	18,240	(E)	(53)	8/7/28	3 month USD-LIBOR-BBA — Semiannually	2.976% — Quarterly	18,187
		3,862,200	18,291		(55)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.975% — Quarterly	18,214
		670,700	2,884		(9)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.98% — Quarterly	2,870
		3,154,000	10,364		(26)	6/27/23	3 month USD-LIBOR-BBA — Semiannually	2.9035% — Quarterly	8,856
		2,293,000	17,677		(30)	6/28/28	3 month USD-LIBOR-BBA — Semiannually	2.9398% — Quarterly	16,525
		2,907,000	29,945		(39)	7/2/28	3 month USD-LIBOR-BBA — Semiannually	2.91024% — Quarterly	28,754
		1,784,000	15,940		(24)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92594% — Quarterly	15,213
		3,323,200	30,577		(44)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92287% — Quarterly	29,231
		12,361,000	18,628		(47)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79594% — Quarterly	15,289
		4,837,300	20,946		(39)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.8815% — Semiannually	(19,397)
		12,361,000	20,915		(47)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.78606% — Quarterly	17,664
		4,837,300	23,350		(39)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87069% — Semiannually	(21,839)
		12,361,000	19,716		(47)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79125% — Quarterly	16,419
		4,837,300	21,599		(39)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87857% — Semiannually	(20,061)
		1,272,000	10,724		(17)	7/25/28	3 month USD-LIBOR-BBA — Semiannually	2.9325% — Quarterly	10,663
		1,338,000	12,014		(18)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92604% — Semiannually	(11,791)
		2,676,000	2,566		(10)	7/16/20	3 month USD-LIBOR-BBA — Quarterly	2.8275% — Semiannually	(2,206)
		1,338,000	12,556		(18)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92138% — Semiannually	(12,336)
		2,509,300	24,516		(33)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.91727% — Semiannually	(24,276)
		2,509,300	23,866		(33)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.92025% — Semiannually	(23,624)
		9,998,000	8,978		(38)	7/20/20	3 month USD-LIBOR-BBA — Quarterly	2.833% — Semiannually	(8,185)
		1,980,000	19,133		(26)	7/24/28	3 month USD-LIBOR-BBA — Quarterly	2.9185% — Semiannually	(19,066)
		1,641,000	1,459		(22)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	3.019% — Semiannually	(1,400)
		6,624,000	2,828		(25)	7/25/20	3 month USD-LIBOR-BBA — Semiannually	2.858% — Quarterly	2,656
		3,063,500	7,365		(41)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	3.00162% — Semiannually	(7,264)
		810,000	1,212		(11)	7/26/28	3 month USD-LIBOR-BBA — Semiannually	3.01211% — Quarterly	1,177
		4,932,000	2,535		(19)	7/26/20	3 month USD-LIBOR-BBA — Quarterly	2.85375% — Semiannually	(2,518)
		1,629,400	2,763		(22)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.01% — Quarterly	2,848
		3,071,000	1,010		(12)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.86417% — Semiannually	(1,177)
		2,840,000	3,042		(38)	7/30/28	3 month USD-LIBOR-BBA — Quarterly	3.01784% — Semiannually	(3,210)
		2,577,600	979		(34)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.02507% — Quarterly	1,113
		2,742,300	101		(36)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.029% — Quarterly	244
	AUD	2,375,000	633		(7)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(543)
	AUD	2,375,000	1,525		(7)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(3,020)
	AUD	2,782,000	19,131	(E)	(24)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(19,155)
	AUD	1,240,000	114		8,816	6/20/23	6 month AUD-BBR-BBSW — Semiannually	2.501% — Semiannually	9,189
	AUD	170,000	183		2,223	6/20/28	6 month AUD-BBR-BBSW — Semiannually	2.851% — Semiannually	2,492
	AUD	15,318,000	13,008	(E)	(23,021)	9/19/23	6 month AUD-BBR-BBSW — Semiannually	2.55% — Semiannually	(36,029)
	AUD	1,415,000	4,261	(E)	(7,500)	9/19/28	2.90% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(3,239)
	BRL	6,060,615	1,180		(17)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	354
	BRL	3,077,385	5,301		(12)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(4,971)
	BRL	3,347,011	21,652		—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	22,336
	CAD	2,329,000	40,366		(7)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(39,129)
	CAD	2,329,000	38,351		(7)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(37,184)
	CAD	1,040,000	5,571		3,035	6/20/23	3 month CAD-BA-CDOR — Semiannually	2.451% — Semiannually	(1,903)
	CAD	1,150,000	6,640		3,521	6/20/28	3 month CAD-BA-CDOR — Semiannually	2.651% — Semiannually	(2,218)
	CAD	980,000	8,147		(9,319)	6/20/48	3 month CAD-BA-CDOR — Semiannually	2.851% — Semiannually	(234)
	CAD	12,270,000	61,065	(E)	4,423	9/19/23	3 month CAD-BA-CDOR — Semiannually	2.50% — Semiannually	(56,643)
	CAD	3,020,000	32,706	(E)	(959)	9/19/28	2.60% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(33,665)
	CHF	5,499,000	5,754	(E)	(2,837)	9/19/23	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(8,590)
	CHF	5,939,000	6,820	(E)	(23,175)	9/19/28	6 month CHF-LIBOR-BBA — Semiannually	0.50% — Annually	(29,995)
	EUR	2,376,000	4,757	(E)	(9)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(4,766)
	EUR	2,376,000	5,321	(E)	(9)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(5,330)
	EUR	5,724,000	18,219		(50)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(26,137)
	EUR	1,649,000	15,966	(E)	(14)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(15,980)
	EUR	2,854,000	18,596		(28)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	25,513
	EUR	733,000	6,641		(12)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(11,178)
	EUR	3,543,000	4,421		(16)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(1,582)
	EUR	3,564,000	5,326		(17)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(2,713)
	EUR	2,867,000	28,091		(29)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	35,773
	EUR	735,000	8,375		(12)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(12,838)
	EUR	8,286,700	101,610		(96)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(129,539)
	EUR	1,498,000	25,992	(E)	(21)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(26,012)
	EUR	9,690,000	12,770		12,399	6/20/20	0.101% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	27,404
	EUR	4,610,000	62,106		(5,502)	6/20/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.551% — Annually	61,662
	EUR	6,070,000	150,278		(14,701)	6/20/28	6 month EUR-EURIBOR-REUTERS — Semiannually	1.151% — Annually	147,077
	EUR	110,000	4,108		(1,730)	6/20/48	6 month EUR-EURIBOR-REUTERS — Semiannually	1.651% — Annually	2,659
	EUR	8,721,000	35,519	(E)	(11,567)	9/19/23	6 month EUR-EURIBOR-REUTERS — Annually	0.30% — Semiannually	23,955
	EUR	12,728,000	33,056	(E)	19,383	9/19/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.95% — Annually	(13,673)
	GBP	1,078,000	12,840	(E)	(20)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(12,861)
	GBP	4,903,000	15,503		(15)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(14,147)
	GBP	981,000	3,981	(E)	(12)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(3,993)
	GBP	4,903,000	13,244		6,088	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(6,429)
	GBP	3,420,000	17,974		(424)	6/20/23	6 month GBP-LIBOR-BBA — Semiannually	1.451% — Semiannually	21,174
	GBP	1,180,000	9,847		(332)	6/20/28	1.651% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(11,788)
	GBP	3,329,000	12,156	(E)	4,915	9/19/23	6 month GBP-LIBOR-BBA — Semiannually	1.35% — Semiannually	(7,241)
	GBP	4,660,000	54,204	(E)	(71,856)	9/19/28	6 month GBP-LIBOR-BBA — Semiannually	1.70% — Semiannually	(17,652)
	HKD	134,947,000	20,563		(33)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	21,013
	HKD	33,788,000	5,032		(10)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	5,134
	HKD	135,152,000	19,974		(41)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	20,375
	HKD	168,854,000	24,912		(52)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	25,371
	HKD	67,576,000	10,555		(21)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	10,661
	INR	31,505,000	6,754		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	6,554
	JPY	176,000,000	874		(7)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(742)
	JPY	88,000,000	1,384		(6)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	1,122
	JPY	176,000,000	2,117		(13)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	2,182
	JPY	88,000,000	3,897		(10)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(4,021)
	JPY	176,000,000	2,923		(13)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	4,022
	JPY	88,000,000	3,715		(11)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(5,085)
	JPY	97,000,000	209,699		(34)	9/2/43	1.87875% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(216,674)
	MXN	18,821,000	107,713		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(108,036)
	MXN	21,780,000	68,940		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(69,921)
	MXN	6,330,000	1,442		(4)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(1,447)
	MXN	6,240,000	3,090		(4)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(3,117)
	MXN	385,000	61		—	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.005% — 28 Days	(60)
	MXN	37,090,000	7,069		(15)	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.02% — 28 Days	(7,028)
	MXN	44,355,000	16,143		(19)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(16,206)
	NOK	37,823,000	32,742	(E)	4,045	9/19/28	6 month NOK-NIBOR-NIBR — Semiannually	2.20% — Annually	(28,697)
	NOK	39,000,000	39,700	(E)	(14,243)	9/19/23	6 month NOK-NIBOR-NIBR — Annually	1.80% — Semiannually	25,456
	NZD	8,235,000	28,093	(E)	6,712	9/19/23	3 month NZD-BBR-FRA — Semiannually	2.70% — Quarterly	(21,381)
	NZD	5,797,000	28,441	(E)	1,393	9/19/28	3 month NZD-BBR-FRA — Quarterly	3.15% — Semiannually	29,834
	SEK	35,729,000	244		(10)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	4,392
	SEK	7,320,000	1,381		(6)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	6,386
	SEK	35,729,000	297		(10)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	4,475
	SEK	7,320,000	1,009		(6)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	6,789
	SEK	35,729,000	914		(10)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	2,606
	SEK	7,320,000	1,111		(6)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	8,983
	SEK	7,320,000	925		(6)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	8,782
	SEK	35,729,000	520		(10)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	3,228
	SEK	7,327,000	12,621		(12)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	18,647
	SEK	28,238,000	26,504		(28)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(37,276)
	SEK	34,905,000	6,340		(16)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	4,651
	SEK	34,380,000	6,541		(16)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	4,877
	SEK	27,837,000	34,517		(29)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(45,615)
	SEK	7,250,000	15,781		(12)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	21,689
	SEK	10,881,000	14,925		(11)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(20,371)
	SEK	52,033,000	19,658	(E)	(3,235)	9/19/23	3 month SEK-STIBOR-SIDE — Annually	0.50% — Quarterly	16,423
	SEK	29,870,000	18,772	(E)	(48)	9/19/28	3 month SEK-STIBOR-SIDE — Quarterly	1.20% — Annually	(18,820)
	ZAR	26,825,000	8,401		(4)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	8,430
	ZAR	10,320,000	16,882		(5)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(16,919)
	ZAR	22,460,000	9,840		(12)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(9,822)
	ZAR	8,590,000	5,734		(10)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	5,605

	Total				$(202,647)				$458,226

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Swap counterparty/Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$63,527	$63,348	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$354

Barclays Bank PLC
	21,698	21,818	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	299
	63,392	63,213	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	353
	494	473	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(15)
	217,314	216,634	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(437)
	156,891	156,400	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(316)
	35,608	35,418	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	129
	75,710	75,660	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	702
	31,995	31,974	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	297
	47,098	45,131	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,437)
	75,363	76,099	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,479)
	33,451	33,128	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	68
	248,314	247,807	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(180)
	4,807,174	4,796,664	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(4,195)
	909,292	905,944	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,669

Citibank, N.A.
	91,279	91,079	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(80)

Credit Suisse International
	377,999	377,775	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	194
	54,981	55,519	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,079)
	49,450	49,160	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	82
	13,544	13,413	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(27)
	119,721	118,655	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(96)
	105,141	104,204	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(84)
	102,541	102,541	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	774
	225,192	224,555	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,255)

Goldman Sachs International
	17,392	16,498	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(701)
	3,354	3,214	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(102)
	53,866	54,165	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	742
	53,866	54,165	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	742
	19,939	19,865	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	37
	23,919	23,831	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	44
	451,777	450,113	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	829
	152,118	152,961	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,095
	80,102	80,546	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,103
	90,669	91,555	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,780)
	58,904	58,334	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(119)
	123,790	123,062	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	206
	104,347	103,418	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(83)

JPMorgan Chase Bank N.A.
	98,273	97,995	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	548
	90,669	91,555	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,780)

JPMorgan Securities LLC
	38,996	38,619	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	79
	173,240	172,222	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(288)
	361,650	363,656	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,981)
	70,170	70,124	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(651)

Upfront premium received			—			Unrealized appreciation	11,346

Upfront premium (paid)			—			Unrealized (depreciation)	(21,165)

		Total	$—			Total	$(9,819)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	3,610,000	$67,875	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$67,875
EUR	3,610,000	79,243	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(79,243)
EUR	1,354,000	25,694	(18)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	25,676
EUR	1,354,000	33,797	(33)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(33,830)
EUR	2,256,000	40,697	(29)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	40,668
EUR	2,256,000	54,191	(52)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(54,245)
EUR	1,805,000	29,788	(23)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	29,765
EUR	1,805,000	36,042	(44)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(36,086)
GBP	1,084,000	273	(16)	2/15/23	(3.19%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(288)
GBP	1,084,000	5,212	(26)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	5,186
GBP	1,409,000	6,073	(23)	3/15/23	(3.325%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(6,097)
GBP	1,409,000	11,814	(33)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	11,781
GBP	506,000	1,101	(7)	3/15/23	(3.295%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(1,108)
GBP	506,000	3,050	(12)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	3,038
GBP	1,012,000	1,391	(14)	3/15/23	(3.245%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,376
GBP	1,012,000	1,032	(14)	3/15/23	(3.25%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,018
GBP	2,024,000	2,861	(48)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(2,908)
	$1,459,000	29,889	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	29,889
	1,459,000	43,321	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(43,321)
	1,679,000	37,245	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	37,245
	1,679,000	55,617	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(55,617)
	1,625,000	22,271	(10)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	22,261
	1,625,000	31,910	(18)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(31,928)
	1,625,000	22,978	(10)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	22,968
	1,625,000	31,814	(18)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(31,832)

Total			$(448)				$(77,757)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,666	$39,000	$4,298	5/11/63	300 bp — Monthly	$(1,609)
	CMBX NA BBB-.6 Index	BBB-/P	5,303	88,000	9,698	5/11/63	300 bp — Monthly	(4,343)
	CMBX NA BBB-.6 Index	BBB-/P	10,865	176,000	19,395	5/11/63	300 bp — Monthly	(8,427)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	—	1,000	11	5/11/63	200 bp — Monthly	(11)
	CMBX NA A.6 Index	A/P	400	41,000	467	5/11/63	200 bp — Monthly	(51)
	CMBX NA A.7 Index	A-/P	—	6,000	12	1/17/47	200 bp — Monthly	(10)
	CMBX NA BB.6 Index	BB/P	37,166	151,000	29,596	5/11/63	500 bp — Monthly	7,717
	CMBX NA BBB-.6 Index	BBB-/P	99	1,000	110	5/11/63	300 bp — Monthly	(11)
	CMBX NA BBB-.6 Index	BBB-/P	100	1,000	110	5/11/63	300 bp — Monthly	(10)
	CMBX NA BBB-.6 Index	BBB-/P	294	3,000	331	5/11/63	300 bp — Monthly	(34)
	CMBX NA BBB-.6 Index	BBB-/P	573	6,000	661	5/11/63	300 bp — Monthly	(85)
	CMBX NA BBB-.6 Index	BBB-/P	711	7,000	771	5/11/63	300 bp — Monthly	(56)
	CMBX NA BBB-.6 Index	BBB-/P	2,987	28,000	3,086	5/11/63	300 bp — Monthly	(82)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	12,962	260,000	2,964	5/11/63	200 bp — Monthly	10,099
	CMBX NA A.6 Index	A/P	125,353	2,470,000	28,158	5/11/63	200 bp — Monthly	98,156
	CMBX NA BBB-.6 Index	BBB-/P	98	1,000	110	5/11/63	300 bp — Monthly	(12)
	CMBX NA BBB-.6 Index	BBB-/P	202	2,000	220	5/11/63	300 bp — Monthly	(17)
	CMBX NA BBB-.6 Index	BBB-/P	424	4,000	441	5/11/63	300 bp — Monthly	(15)
	CMBX NA BBB-.6 Index	BBB-/P	8,158	75,000	8,265	5/11/63	300 bp — Monthly	(64)
	CMBX NA BBB-.6 Index	BBB-/P	12,917	102,000	11,240	5/11/63	300 bp — Monthly	1,736
	CMBX NA BBB-.6 Index	BBB-/P	18,711	177,000	19,505	5/11/63	300 bp — Monthly	(691)
	CMBX NA BBB-.6 Index	BBB-/P	23,104	199,000	21,930	5/11/63	300 bp — Monthly	1,290
	CMBX NA BBB-.6 Index	BBB-/P	234,908	2,197,000	242,109	5/11/63	300 bp — Monthly	(5,923)
	CMBX NA BBB-.7 Index	BBB-/P	3,715	47,000	3,083	1/17/47	300 bp — Monthly	659

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,845	89,000	1,015	5/11/63	200 bp — Monthly	4,865
	CMBX NA A.6 Index	A/P	3,656	120,000	1,368	5/11/63	200 bp — Monthly	2,335
	CMBX NA A.6 Index	A/P	6,429	127,000	1,448	5/11/63	200 bp — Monthly	5,031
	CMBX NA A.6 Index	A/P	10,274	184,000	2,098	5/11/63	200 bp — Monthly	8,248
	CMBX NA A.6 Index	A/P	9,238	187,000	2,132	5/11/63	200 bp — Monthly	7,179
	CMBX NA A.6 Index	A/P	9,804	199,000	2,269	5/11/63	200 bp — Monthly	7,612
	CMBX NA A.6 Index	A/P	12,002	233,000	2,656	5/11/63	200 bp — Monthly	9,437
	CMBX NA A.6 Index	A/P	8,165	264,000	3,010	5/11/63	200 bp — Monthly	5,258
	CMBX NA A.6 Index	A/P	9,631	307,000	3,500	5/11/63	200 bp — Monthly	6,251
	CMBX NA A.6 Index	A/P	16,946	333,000	3,796	5/11/63	200 bp — Monthly	13,279
	CMBX NA A.6 Index	A/P	17,515	346,000	3,944	5/11/63	200 bp — Monthly	13,705
	CMBX NA A.6 Index	A/P	18,006	346,000	3,944	5/11/63	200 bp — Monthly	14,196
	CMBX NA A.7 Index	A-/P	12,352	245,000	490	1/17/47	200 bp — Monthly	11,958
	CMBX NA BBB-.6 Index	BBB-/P	947	9,000	992	5/11/63	300 bp — Monthly	(39)
	CMBX NA BBB-.6 Index	BBB-/P	1,407	13,000	1,433	5/11/63	300 bp — Monthly	(18)
	CMBX NA BBB-.6 Index	BBB-/P	2,976	27,000	2,975	5/11/63	300 bp — Monthly	17
	CMBX NA BBB-.6 Index	BBB-/P	1,826	35,000	3,857	5/11/63	300 bp — Monthly	(2,011)
	CMBX NA BBB-.6 Index	BBB-/P	7,929	73,000	8,045	5/11/63	300 bp — Monthly	(73)
	CMBX NA BBB-.6 Index	BBB-/P	7,899	73,000	8,045	5/11/63	300 bp — Monthly	(103)
	CMBX NA BBB-.6 Index	BBB-/P	6,093	77,000	8,485	5/11/63	300 bp — Monthly	(2,348)
	CMBX NA BBB-.6 Index	BBB-/P	11,382	97,000	10,689	5/11/63	300 bp — Monthly	749
	CMBX NA BBB-.6 Index	BBB-/P	10,491	154,000	16,971	5/11/63	300 bp — Monthly	(6,390)
	CMBX NA BBB-.6 Index	BBB-/P	21,307	175,000	19,285	5/11/63	300 bp — Monthly	2,124
	CMBX NA BBB-.6 Index	BBB-/P	48,302	515,000	56,753	5/11/63	300 bp — Monthly	(8,151)
	CMBX NA BBB-.6 Index	BBB-/P	46,305	616,000	67,883	5/11/63	300 bp — Monthly	(21,218)

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	10,168	48,000	9,408	5/11/63	500 bp — Monthly	807
	CMBX NA BB.6 Index	BB/P	11,006	52,000	10,192	5/11/63	500 bp — Monthly	864
	CMBX NA A.6 Index	A/P	149	18,000	205	5/11/63	200 bp — Monthly	(49)
	CMBX NA A.6 Index	A/P	2,459	48,000	547	5/11/63	200 bp — Monthly	1,930
	CMBX NA A.6 Index	A/P	4,147	67,000	764	5/11/63	200 bp — Monthly	3,409
	CMBX NA A.6 Index	A/P	5,740	126,000	1,436	5/11/63	200 bp — Monthly	4,352
	CMBX NA A.6 Index	A/P	7,694	142,000	1,619	5/11/63	200 bp — Monthly	6,130
	CMBX NA A.6 Index	A/P	7,129	161,000	1,835	5/11/63	200 bp — Monthly	5,357
	CMBX NA A.6 Index	A/P	13,925	275,000	3,135	5/11/63	200 bp — Monthly	10,897
	CMBX NA A.6 Index	A/P	10,055	307,000	3,500	5/11/63	200 bp — Monthly	6,674
	CMBX NA A.6 Index	A/P	10,728	374,000	4,264	5/11/63	200 bp — Monthly	6,610
	CMBX NA A.6 Index	A/P	11,523	381,000	4,343	5/11/63	200 bp — Monthly	7,328
	CMBX NA A.6 Index	A/P	17,380	382,000	4,355	5/11/63	200 bp — Monthly	13,174
	CMBX NA A.6 Index	A/P	20,955	386,000	4,400	5/11/63	200 bp — Monthly	16,705
	CMBX NA A.6 Index	A/P	15,578	472,000	5,381	5/11/63	200 bp — Monthly	10,381
	CMBX NA BBB-.6 Index	BBB-/P	96	1,000	110	5/11/63	300 bp — Monthly	(14)
	CMBX NA BBB-.6 Index	BBB-/P	96	1,000	110	5/11/63	300 bp — Monthly	(13)
	CMBX NA BBB-.6 Index	BBB-/P	537	5,000	551	5/11/63	300 bp — Monthly	(13)
	CMBX NA BBB-.6 Index	BBB-/P	1,088	7,000	771	5/11/63	300 bp — Monthly	320
	CMBX NA BBB-.6 Index	BBB-/P	1,458	13,000	1,433	5/11/63	300 bp — Monthly	33
	CMBX NA BBB-.6 Index	BBB-/P	1,506	14,000	1,543	5/11/63	300 bp — Monthly	(29)
	CMBX NA BBB-.6 Index	BBB-/P	1,506	14,000	1,543	5/11/63	300 bp — Monthly	(29)
	CMBX NA BBB-.6 Index	BBB-/P	1,974	14,000	1,543	5/11/63	300 bp — Monthly	439
	CMBX NA BBB-.6 Index	BBB-/P	2,201	20,000	2,204	5/11/63	300 bp — Monthly	9
	CMBX NA BBB-.6 Index	BBB-/P	2,837	25,000	2,755	5/11/63	300 bp — Monthly	97
	CMBX NA BBB-.6 Index	BBB-/P	2,560	27,000	2,975	5/11/63	300 bp — Monthly	(400)
	CMBX NA BBB-.6 Index	BBB-/P	6,125	49,000	5,400	5/11/63	300 bp — Monthly	754
	CMBX NA BBB-.6 Index	BBB-/P	6,470	58,000	6,392	5/11/63	300 bp — Monthly	112
	CMBX NA BBB-.6 Index	BBB-/P	12,891	116,000	12,783	5/11/63	300 bp — Monthly	176
	CMBX NA BBB-.6 Index	BBB-/P	176,105	1,001,000	110,310	5/11/63	300 bp — Monthly	66,379
	CMBX NA BBB-.6 Index	BBB-/P	121,074	1,011,000	111,412	5/11/63	300 bp — Monthly	10,252
	CMBX NA BBB-.7 Index	BBB-/P	2,657	27,000	1,771	1/17/47	300 bp — Monthly	902
	CMBX NA BBB-.7 Index	BBB-/P	810	31,000	2,034	1/17/47	300 bp — Monthly	(1,205)
	CMBX NA BBB-.7 Index	BBB-/P	4,694	89,000	5,838	1/17/47	300 bp — Monthly	(1,092)
	CMBX NA BBB-.7 Index	BBB-/P	4,980	90,000	5,904	1/17/47	300 bp — Monthly	(872)

	Merrill Lynch International
	CMBX NA A.6 Index	A/P	39	3,000	34	5/11/63	200 bp — Monthly	5
	CMBX NA BBB-.6 Index	BBB-/P	109	1,000	110	5/11/63	300 bp — Monthly	(1)
	CMBX NA BBB-.6 Index	BBB-/P	109	1,000	110	5/11/63	300 bp — Monthly	(1)
	CMBX NA BBB-.6 Index	BBB-/P	1,780	16,000	1,763	5/11/63	300 bp — Monthly	26
	CMBX NA BBB-.6 Index	BBB-/P	1,663	16,000	1,763	5/11/63	300 bp — Monthly	(91)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	3,458	25,000	2,755	5/11/63	300 bp — Monthly	718
	CMBX NA A.6 Index	A/P	22	2,000	23	5/11/63	200 bp — Monthly	—
	CMBX NA BB.6 Index	BB/P	11,787	48,000	9,408	5/11/63	500 bp — Monthly	2,426
	CMBX NA BB.6 Index	BB/P	23,902	97,000	19,012	5/11/63	500 bp — Monthly	4,984
	CMBX NA BBB-.6 Index	BBB-/P	4,847	40,000	4,408	5/11/63	300 bp — Monthly	462

	Upfront premium received		1,356,460			Unrealized appreciation		414,613

	Upfront premium (paid)		—		Unrealized (depreciation)			(65,611)

	Total		$1,356,460				Total	$349,002

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(8,328)	$51,000	$6,696	1/17/47	(500 bp) — Monthly	$(1,681)
	CMBX NA BB.7 Index	(8,010)	51,000	6,696	1/17/47	(500 bp) — Monthly	(1,363)
	CMBX NA BB.7 Index	(5,853)	29,000	3,808	1/17/47	(500 bp) — Monthly	(2,073)
	CMBX NA BB.9 Index	(12,632)	82,000	12,948	9/17/58	(500 bp) — Monthly	236
	CMBX NA BB.9 Index	(12,689)	82,000	12,948	9/17/58	(500 bp) — Monthly	179
	CMBX NA BB.9 Index	(6,262)	40,000	6,316	9/17/58	(500 bp) — Monthly	15

	Credit Suisse International
	CMBX NA BB.7 Index	(11,473)	650,000	127,400	5/11/63	(500 bp) — Monthly	115,299
	CMBX NA BB.7 Index	(40,135)	244,000	32,037	1/17/47	(500 bp) — Monthly	(8,335)
	CMBX NA BB.7 Index	(29,146)	158,000	20,745	1/17/47	(500 bp) — Monthly	(8,554)
	CMBX NA BB.9 Index	(19,953)	125,000	19,738	9/17/58	(500 bp) — Monthly	(337)

	Goldman Sachs International
	CMBX NA BB.6 Index	(22,608)	221,000	43,316	5/11/63	(500 bp) — Monthly	20,493
	CMBX NA BB.7 Index	(6,053)	40,000	5,252	1/17/47	(500 bp) — Monthly	(840)
	CMBX NA BB.7 Index	(45,077)	222,000	29,149	1/17/47	(500 bp) — Monthly	(16,144)
	CMBX NA BB.7 Index	(16,057)	98,000	12,867	1/17/47	(500 bp) — Monthly	(3,285)
	CMBX NA BB.9 Index	(478)	3,000	474	9/17/58	(500 bp) — Monthly	(7)
	CMBX NA BB.9 Index	(319)	2,000	316	9/17/58	(500 bp) — Monthly	(6)
	CMBX NA BB.9 Index	(319)	2,000	316	9/17/58	(500 bp) — Monthly	(5)
	CMBX NA BB.9 Index	(320)	2,000	316	9/17/58	(500 bp) — Monthly	(7)
	CMBX NA BB.9 Index	(158)	1,000	158	9/17/58	(500 bp) — Monthly	(1)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(10,662)	55,000	7,222	1/17/47	(500 bp) — Monthly	(3,494)
	CMBX NA BB.7 Index	(8,305)	52,000	6,828	1/17/47	(500 bp) — Monthly	(1,528)
	CMBX NA BB.7 Index	(7,673)	48,000	6,302	1/17/47	(500 bp) — Monthly	(1,418)
	CMBX NA A.6 Index	(75)	8,000	91	5/11/63	(200 bp) — Monthly	13
	CMBX NA BB.6 Index	(9,842)	70,000	13,720	5/11/63	(500 bp) — Monthly	3,810
	CMBX NA BB.6 Index	(4,786)	36,000	7,056	5/11/63	(500 bp) — Monthly	2,235
	CMBX NA BB.6 Index	(575)	4,000	784	5/11/63	(500 bp) — Monthly	205
	CMBX NA BB.7 Index	(20,201)	118,000	15,493	1/17/47	(500 bp) — Monthly	(4,822)
	CMBX NA BB.7 Index	(12,710)	64,000	8,403	1/17/47	(500 bp) — Monthly	(4,369)
	CMBX NA BB.7 Index	(10,619)	59,000	7,747	1/17/47	(500 bp) — Monthly	(2,930)
	CMBX NA BB.7 Index	(9,236)	59,000	7,747	1/17/47	(500 bp) — Monthly	(1,546)
	CMBX NA BB.7 Index	(9,257)	57,000	7,484	1/17/47	(500 bp) — Monthly	(1,829)
	CMBX NA BB.7 Index	(8,010)	51,000	6,696	1/17/47	(500 bp) — Monthly	(1,363)
	CMBX NA BB.7 Index	(9,339)	48,000	6,302	1/17/47	(500 bp) — Monthly	(3,084)
	CMBX NA BB.7 Index	(9,243)	47,000	6,171	1/17/47	(500 bp) — Monthly	(3,118)
	CMBX NA BB.9 Index	(947)	6,000	947	9/17/58	(500 bp) — Monthly	(5)
	CMBX NA BB.9 Index	(468)	3,000	474	9/17/58	(500 bp) — Monthly	3
	CMBX NA BBB-.7 Index	(1,586)	27,000	1,771	1/17/47	(300 bp) — Monthly	170
	CMBX NA BBB-.7 Index	(1,030)	14,000	918	1/17/47	(300 bp) — Monthly	(120)
	CMBX NA BBB-.7 Index	(1,030)	14,000	918	1/17/47	(300 bp) — Monthly	(120)
	CMBX NA BBB-.7 Index	(723)	8,000	525	1/17/47	(300 bp) — Monthly	(203)

	Merrill Lynch International
	CMBX NA BB.7 Index	(57,595)	332,000	43,592	1/17/47	(500 bp) — Monthly	(14,327)
	CMBX NA BB.9 Index	(6,317)	41,000	6,474	9/17/58	(500 bp) — Monthly	117
	CMBX NA BB.9 Index	(6,374)	41,000	6,474	9/17/58	(500 bp) — Monthly	60
	CMBX NA BB.9 Index	(160)	1,000	158	9/17/58	(500 bp) — Monthly	(4)
	CMBX NA BBB-.7 Index	(1,311)	16,000	1,050	1/17/47	(300 bp) — Monthly	(271)

	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(23,008)	114,000	14,968	1/17/47	(500 bp) — Monthly	(8,150)
	CMBX NA BB.7 Index	(19,507)	97,000	12,736	1/17/47	(500 bp) — Monthly	(6,865)
	CMBX NA BB.7 Index	(18,319)	95,000	12,474	1/17/47	(500 bp) — Monthly	(5,938)

	Upfront premium received	—			Unrealized appreciation		142,835

	Upfront premium (paid)	(514,778)			Unrealized (depreciation)		(108,142)

	Total	$(514,778)			Total		$34,693

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$113,629	$1,821,000	$128,464	6/20/23	(500 bp) — Quarterly	$(25,458)

	Total	$113,629					$(25,458)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $239,169,830.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/18

	Short-term investments
	Putnam Short Term Investment Fund**	$5,853,952	$73,554,502	$68,354,759	$146,807	$11,053,695

	Total Short-term investments	$5,853,952	$73,554,502	$68,354,759	$146,807	$11,053,695
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $345,818.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $861,625.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,203,107.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $15,378,445 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.7%
	Japan	15.0
	France	3.7
	Italy	3.2
	United Kingdom	2.6
	Spain	2.5
	Canada	2.3
	Supra-Nation	1.7
	Mexico	1.5
	Greece	1.4
	Switzerland	1.3
	Netherlands	1.1
	Brazil	0.9
	Belgium	0.8
	Australia	0.7
	Ireland	0.5
	Austria	0.5
	Indonesia	0.5
	Other	3.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,003,087 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $861,625 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,431,000	$—
Corporate bonds and notes	—	69,902,261	—
Foreign government and agency bonds and notes	—	88,172,582	—
Mortgage-backed securities	—	57,479,608	—
Municipal bonds and notes	—	405,145	—
Purchased options outstanding	—	53,867	—
Purchased swap options outstanding	—	2,625,733	—
U.S. government and agency mortgage obligations	—	14,999,275	—
Short-term investments	11,283,695	6,353,665	—

Totals by level	$11,283,695	$243,423,136	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$117,865	$—
Futures contracts	30,553	—	—
Written options outstanding	—	(166,933)	—
Written swap options outstanding	—	(2,684,604)	—
Forward premium swap option contracts	—	124,072	—
TBA sale commitments	—	(4,112,266)	—
Interest rate swap contracts	—	592,857	—
Total return swap contracts	—	(87,128)	—
Credit default contracts	—	(597,074)	—

Totals by level	$30,553	$(6,813,211)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$549,471	$1,146,545
Foreign exchange contracts	695,189	577,305
Interest rate contracts	6,678,717	6,190,319

Total	$7,923,377	$7,914,169

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$54,600,000
Purchased currency option contracts (contract amount)		$3,700,000
Purchased swap option contracts (contract amount)		$762,000,000
Written TBA commitment option contracts (contract amount)		$84,600,000
Written swap option contracts (contract amount)		$634,200,000
Futures contracts (number of contracts)		500
Forward currency contracts (contract amount)		$257,400,000
OTC interest rate swap contracts (notional)		$7,400,000
Centrally cleared interest rate swap contracts (notional)		$833,700,000
OTC total return swap contracts (notional)		$10,700,000
Centrally cleared total return swap contracts (notional)		$42,600,000
OTC credit default contracts (notional)		$22,000,000
Centrally cleared credit default contracts (notional)		$2,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018